Expense Example	Jan. 26, 2026 USD ($)
RAREVIEW DYNAMIC FIXED INCOME ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 425
Expense Example, with Redemption, 3 Years	1,284
Expense Example, with Redemption, 5 Years	2,156
Expense Example, with Redemption, 10 Years	4,396
RAREVIEW TAX ADVANTAGED INCOME ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	460
Expense Example, with Redemption, 3 Years	1,510
Expense Example, with Redemption, 5 Years	2,554
Expense Example, with Redemption, 10 Years	5,144
RAREVIEW SYSTEMATIC EQUITY ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	280
Expense Example, with Redemption, 3 Years	912
Expense Example, with Redemption, 5 Years	1,569
Expense Example, with Redemption, 10 Years	3,328
RAREVIEW TOTAL RETURN BOND ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	391
Expense Example, with Redemption, 5 Years	643
Expense Example, with Redemption, 10 Years	1,245
Rareview 2X Bull Cryptocurrency & Precious Metals ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1,817
Expense Example, with Redemption, 3 Years	1,993
Expense Example, with Redemption, 5 Years	2,183
Expense Example, with Redemption, 10 Years	2,730
Adaptive Core ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	187
Expense Example, with Redemption, 3 Years	579
Expense Example, with Redemption, 5 Years	995
Expense Example, with Redemption, 10 Years	2,159
Mindful Conservative ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,768
Mohr Sector Nav ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	162
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	866
Expense Example, with Redemption, 10 Years	1,889
Mohr Company Nav ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	634
Expense Example, with Redemption, 10 Years	1,227
Goose Hollow Tactical Allocation ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	180
Expense Example, with Redemption, 3 Years	572
Expense Example, with Redemption, 5 Years	989
Expense Example, with Redemption, 10 Years	2,153
THE SPAC AND NEW ISSUE ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	235
Expense Example, with Redemption, 3 Years	878
Expense Example, with Redemption, 5 Years	1,546
Expense Example, with Redemption, 10 Years	$ 3,331